10-Q Fair value measurements and financial risk management - Narrative (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2026 USD ($) segment	Mar. 31, 2025	Dec. 31, 2025 USD ($) segment	Dec. 31, 2023 segment
Fair value measurements and financial risk management
Number of reportable segments | segment	2		2	2
Foreign exchange rates | Hedging instrument
Fair value measurements and financial risk management
Notional amount | $	$ 0		$ 0
Revenue Benchmark | Product Concentration Risk | Retail Dispensaries
Fair value measurements and financial risk management
Concentration risk percentage	71.00%	75.00%